Significant Accounting Policies - Consolidated Balance Sheet (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Assets
Central Bank compulsory deposits to Brazil	R$ 94,148	R$ 98,837	R$ 85,700
Interbank deposits	26,420	29,048	22,688
Securities purchased under agreements to resell	280,136	244,707	265,050
At Fair Value Through Profit or Loss	286,646	273,536	218,805
Derivatives	23,466	22,843	24,231
Investments in subsidiaries and joint ventures	12,019	5,055	5,073	R$ 5,073
Fixed assets, net	7,302	7,359	8,042	8,042
Goodwill and Intangible assets, net	19,329	19,383	17,056	17,056
Loan operations and lease operations portfolio	536,091	497,719	494,851
Loan operations and lease operations portfolio	536,091	497,719
(-) Provision for Expected Loss	(33,373)	(36,737)	(36,763)
Other financial assets	75,090	59,568	53,895
Financial assets	1,424,876	1,330,251	1,246,833
At Amortized Cost	994,759	905,729	902,289
At Fair Value Through Other Comprehensive Income	49,323	52,149	40,039
Tax assets	42,830	44,249	45,081
Other assets	9,282	11,193	10,687
Total assets	1,552,797	1,436,239	1,351,314	1,351,314
Liabilities and stockholders' equity
Deposits	463,424	402,938	329,414
Securities sold under repurchase agreements	330,237	312,634	349,164
Financial liabilities held for trading	192	465
Derivatives	27,519	26,746	24,698
Interbank market debt	134,670	124,587	129,648
Institutional market debt	93,974	98,482	96,239
Other financial liabilities	97,429	85,943	77,651
Provision for expected loss	3,792	4,922	4,742
Loan Commitments	2,601	3,015	2,761
Financial guarantees	66,105	70,489
Reserves for insurance and private pension	201,187	181,232	154,076
Provisions	18,613	19,736	20,909
Tax liabilities	5,284	7,836	4,950
Other liabilities	26,010	26,362	26,920
Total liabilities	1,402,331	1,291,883	1,218,930	1,218,930
Financial liabilities	1,151,237	1,056,717	1,012,075
At amortized cost	1,119,734	1,024,584	982,116
At Fair Value Through Profit or Loss	27,711	27,211	25,217
Total stockholders' equity attributed to the owners of the parent company	136,782	131,378	120,095
Non-controlling interests	13,684	12,978	12,289
Total stockholders' equity	150,466	144,356	132,384	R$ 132,384		R$ 113,597
Total liabilities and stockholders' equity	1,552,797	1,436,239	R$ 1,351,314
Fair value [Member]
Assets
Financial assets held for trading	R$ 261,911	248,947
IAS 39 [member]
Assets
Cash and deposits on demand		18,749			R$ 18,544
Central Bank compulsory deposits to Brazil		98,837			66,556
Interbank deposits		29,053			30,525
Securities purchased under agreements to resell		244,707			254,404
Financial assets held for trading		270,121			164,311
Pledged as collateral		30,585			11,008
Other Financial assets held for trading		239,536			153,303
At Fair Value Through Profit or Loss		1,746			642
Derivatives		22,843			26,755
Available-for-sale financial assets		102,284			86,045
Pledged as collateral		33,671			16,706
Other Available-for-sale financial assets		68,613			69,339
Held-to-maturity financial assets		36,560			42,185
Pledged as collateral		974			9,460
Other Held-to-maturity financial assets		35,586			32,725
Loan operations and lease operations portfolio		465,472			447,404
Loan operations and lease operations portfolio		493,367			474,248
(-) Provision for Expected Loss		(27,895)			(26,844)
Other financial assets		59,568			53,506
Cash and deposits on demand		18,749			18,544
Tax assets		41,927			52,149
Other assets		11,189			12,097
Total assets		1,434,969			1,276,415
Liabilities and stockholders' equity
Deposits		402,938			292,610
Securities sold under repurchase agreements		312,634			336,643
Financial liabilities held for trading		465			412
Derivatives		26,746			31,071
Interbank market debt		129,616			156,886
Institutional market debt		98,482			93,918
Other financial liabilities		77,613			68,715
Reserves for insurance and private pension		181,232			129,305
Liabilities for capitalization plans		3,301			3,044
Provisions		19,736			18,994
Tax liabilities		7,839			4,971
Other liabilities		26,361			25,787
Total liabilities		1,286,963			1,162,356
Total stockholders' equity attributed to the owners of the parent company		134,840			112,252
Non-controlling interests		13,166			1,807
Total stockholders' equity		148,006			114,059
Total liabilities and stockholders' equity		1,434,969			1,276,415
IAS 39 [member] | Financial assets designated at fair value through profit or loss [member]
Assets
Investments in subsidiaries and joint ventures		5,171			4,399
Fixed assets, net		7,359			8,541
Goodwill and Intangible assets, net		19,383			8,352
IAS 39 [member] | Financial liabilities at fair value through profit or loss, category [member]
Liabilities and stockholders' equity
Reserves for insurance and private pension		181,232			129,305
Provisions		19,736			18,994
Tax liabilities		7,839			4,971
Other liabilities		26,361			25,787
Total liabilities		235,168			179,057
Reclassifications [member]
Assets
Central Bank compulsory deposits to Brazil		(98,837)			(66,556)
Interbank deposits		(29,053)			(30,525)
Securities purchased under agreements to resell		(244,707)			(254,404)
Financial assets held for trading		(270,121)			(164,311)
Pledged as collateral		(30,585)			(11,008)
Other Financial assets held for trading		(239,536)			(153,303)
At Fair Value Through Profit or Loss		(1,746)			(642)
Derivatives		(22,843)			(26,755)
Available-for-sale financial assets		(102,284)			(86,045)
Pledged as collateral		(33,671)			(16,706)
Other Available-for-sale financial assets		(68,613)			(69,339)
Held-to-maturity financial assets		(36,560)			(42,185)
Pledged as collateral		(974)			(9,460)
Other Held-to-maturity financial assets		(35,586)			(32,725)
Loan operations and lease operations portfolio		(465,472)			(447,404)
Loan operations and lease operations portfolio		(493,367)			(474,248)
(-) Provision for Expected Loss		27,895			26,844
Other financial assets		(59,568)			(53,506)
Financial assets		1,331,191			1,172,333
At Amortized Cost		909,104			874,360
At Fair Value Through Other Comprehensive Income		49,029			26,069
Liabilities and stockholders' equity
Deposits		(402,938)			(292,610)
Securities sold under repurchase agreements		(312,634)			(336,643)
Financial liabilities held for trading		(465)			(412)
Derivatives		(26,746)			(31,071)
Interbank market debt		(129,616)			(156,886)
Institutional market debt		(98,482)			(93,918)
Other financial liabilities		(77,613)			(68,715)
Liabilities for capitalization plans		(3,301)			(3,044)
Financial liabilities		1,051,795			983,299
At amortized cost		1,024,584			951,816
At Fair Value Through Profit or Loss		27,211			31,483
Reclassifications [member] | Fair value [Member]
Assets
Central Bank compulsory deposits to Brazil		98,837			66,556
Reclassifications [member] | Financial assets at amortised cost, class [Member]
Assets
Interbank deposits		29,053			30,525
Securities purchased under agreements to resell		244,707			254,404
Securities		110,304			88,521
Loan operations and lease operations portfolio		493,367			474,248
Other financial assets		59,568			53,506
(-) Provision for expected loss		(27,895)			(26,844)
Reclassifications [member] | Financial assets at fair value through other comprehensive income [Member]
Assets
Securities		49,029			26,069
Reclassifications [member] | Financial assets designated at fair value through profit or loss [member]
Assets
At Fair Value Through Profit or Loss		274,221			205,348
Securities		251,378			178,593
Derivatives		22,843			26,755
Reclassifications [member] | Financial liabilities at amortised cost, class [member]
Liabilities and stockholders' equity
Deposits		402,938			292,610
Securities sold under repurchase agreements		312,634			336,643
Interbank market debt		124,587			156,886
Institutional market debt		98,482			93,918
Other financial liabilities		85,943			71,759
Reclassifications [member] | Financial liabilities at fair value through profit or loss, category [member]
Liabilities and stockholders' equity
Derivatives		26,746			31,071
Other financial liabilities		465			412
Total liabilities		1,051,795			983,299
Remeasurements / Changes [member]
Assets
Financial assets		(940)			2,513
At Amortized Cost		(3,375)			1,589
At Fair Value Through Other Comprehensive Income		3,120			2,532
Tax assets		2,322			3,193
Other assets		4			82
Total assets		1,270			5,788
Liabilities and stockholders' equity
Financial liabilities		4,922			3,643
Total stockholders' equity attributed to the owners of the parent company		(3,462)			(275)
Non-controlling interests		(188)			(187)
Total stockholders' equity		(3,650)			(462)
Total liabilities and stockholders' equity		1,270			5,788
Remeasurements / Changes [member] | Financial assets at amortised cost, class [Member]
Assets
Interbank deposits		(5)
Securities		1,120			(1,007)
Loan operations and lease operations portfolio		4,352			4,142
(-) Provision for expected loss		(8,842)			(1,546)
Remeasurements / Changes [member] | Financial assets at fair value through other comprehensive income [Member]
Assets
Securities		3,120			2,532
Remeasurements / Changes [member] | Financial assets designated at fair value through profit or loss [member]
Assets
At Fair Value Through Profit or Loss		(685)			(1,608)
Securities		(685)			(1,608)
Investments in subsidiaries and joint ventures		(116)
Remeasurements / Changes [member] | Financial liabilities at fair value through profit or loss, category [member]
Liabilities and stockholders' equity
Provision for expected loss		4,922			3,643
Loan Commitments		3,015			2,820
Financial guarantees		1,907			823
Tax liabilities		(3)			2,606
Other liabilities		1			1
Total liabilities		4,920			6,250
IFRS 9 [member]
Assets
Cash and deposits on demand		18,749			18,544
Cash and deposits on demand		18,749			18,544
Financial assets		1,330,251			1,174,846
At Amortized Cost		905,729			875,949
At Fair Value Through Other Comprehensive Income		52,149			28,601
Tax assets		44,249			55,342
Other assets		11,193			12,179
Total assets		1,436,239			1,282,203
Liabilities and stockholders' equity
Financial liabilities		1,056,717			986,942
At amortized cost		1,024,584			951,816
At Fair Value Through Profit or Loss		27,211			31,483
Total stockholders' equity attributed to the owners of the parent company		131,378			111,977
Non-controlling interests		12,978			1,620
Total stockholders' equity		144,356			113,597
Total liabilities and stockholders' equity		1,436,239			1,282,203
IFRS 9 [member] | Fair value [Member]
Assets
Central Bank compulsory deposits to Brazil		98,837			66,556
IFRS 9 [member] | Financial assets at amortised cost, class [Member]
Assets
Interbank deposits		29,048			30,525
Securities purchased under agreements to resell		244,707			254,404
Securities		111,424			87,514
Loan operations and lease operations portfolio		497,719			478,390
Other financial assets		59,568			53,506
(-) Provision for expected loss		(36,737)			(28,390)
IFRS 9 [member] | Financial assets at fair value through other comprehensive income [Member]
Assets
Securities		52,149			28,601
IFRS 9 [member] | Financial assets designated at fair value through profit or loss [member]
Assets
At Fair Value Through Profit or Loss		273,536			203,740
Securities		250,693			176,985
Derivatives		22,843			26,755
Investments in subsidiaries and joint ventures		5,055			4,399
Fixed assets, net		7,359			8,541
Goodwill and Intangible assets, net		19,383			8,352
IFRS 9 [member] | Financial liabilities at amortised cost, class [member]
Liabilities and stockholders' equity
Deposits		402,938			292,610
Securities sold under repurchase agreements		312,634			336,643
Interbank market debt		124,587			156,886
Institutional market debt		98,482			93,918
Other financial liabilities		85,943			71,759
IFRS 9 [member] | Financial liabilities at fair value through profit or loss, category [member]
Liabilities and stockholders' equity
Derivatives		26,746			31,071
Other financial liabilities		465			412
Provision for expected loss		4,922			3,643
Loan Commitments		3,015			2,820
Financial guarantees		1,907			823
Reserves for insurance and private pension		181,232			129,305
Provisions		19,736			18,994
Tax liabilities		7,836			7,577
Other liabilities		26,362			25,788
Total liabilities		R$ 1,291,883			R$ 1,168,606